Short-term Investments and Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Short-term Investments and Fair Value of Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and September 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents		$9,244	$—	$—	$9,244
Short-term investments		6,066	—	—	6,066
		$15,310	$—	$—	$15,310
Liabilities:
Warrant liability		$—	$—	$2,511	$2,511

At September 30, 2012:
Assets:
Cash and cash equivalents		$1,374	$—	$—	$1,374
Short-term investments		—	—	—	—
		$1,374	$—	$—	$1,374
Liabilities:
Embedded derivative liability of Demand Notes		$—	$—	$310	$310
Warrant liability		—	—	2,144	2,144
	$		$—	$2,454	$2,454

Reconciliation of embedded derivative and warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The reconciliation of embedded derivative liability portion of the Demand Notes (the Demand Notes) measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):
Embedded Derivative liability of Demand Notes

Balance at December 31, 2011	$—
Record derivative liability	310
Balance at September 30, 2012	$310

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):
Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(367)
Balance at September 30, 2012	$2,144